Schedule of Investments (unaudited) April 30, 2020	iShares® Edge MSCI Multifactor USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.2%
Huntington Ingalls Industries Inc.	13,112	$2,509,768
Spirit AeroSystems Holdings Inc., Class A	33,200	735,712
Teledyne Technologies Inc.(a)	11,645	3,792,427
Textron Inc.(b)	73,728	1,943,470

		8,981,377

Air Freight & Logistics — 0.5%
Expeditors International of Washington Inc.	54,628	3,911,638

Airlines — 0.4%
Delta Air Lines Inc.	52,105	1,350,041
Southwest Airlines Co.	42,902	1,340,687
United Airlines Holdings Inc.(a)	20,633	610,324

		3,301,052

Auto Components — 0.7%
Autoliv Inc.	26,460	1,588,129
BorgWarner Inc.	65,380	1,867,907
Lear Corp.	18,591	1,815,411

		5,271,447

Biotechnology — 2.3%
Biogen Inc.(a)	59,017	17,518,016

Building Products — 0.5%
Lennox International Inc.	11,170	2,085,215
Owens Corning	34,735	1,506,110

		3,591,325

Capital Markets — 2.5%
Eaton Vance Corp., NVS	36,088	1,324,430
Franklin Resources Inc.	96,488	1,817,834
MarketAxess Holdings Inc.	12,083	5,497,886
SEI Investments Co.	41,143	2,096,647
T Rowe Price Group Inc.	75,375	8,715,611

		19,452,408

Chemicals — 1.4%
Celanese Corp.	39,607	3,290,154
Eastman Chemical Co.	43,890	2,655,784
LyondellBasell Industries NV, Class A	85,817	4,973,095

		10,919,033

Commercial Services & Supplies — 0.2%
Rollins Inc.	46,353	1,854,120

Communications Equipment — 1.6%
F5 Networks Inc.(a)	19,261	2,682,287
Juniper Networks Inc.	110,755	2,392,308
Motorola Solutions Inc.	51,692	7,433,826

		12,508,421

Construction & Engineering — 0.5%
Jacobs Engineering Group Inc.	43,353	3,587,461

Consumer Finance — 0.3%
Ally Financial Inc.	125,081	2,050,078

Containers & Packaging — 0.4%
Packaging Corp. of America	30,296	2,928,108

Diversified Financial Services — 0.6%
Equitable Holdings Inc.	134,695	2,467,612
Voya Financial Inc.	44,980	2,031,747

		4,499,359

Security	Shares	Value

Diversified Telecommunication Services — 3.0%
AT&T Inc.	632,092	$19,259,843
Verizon Communications Inc.	64,002	3,676,915

		22,936,758

Electric Utilities — 5.7%
Duke Energy Corp.	217,647	18,425,995
Exelon Corp.	310,882	11,527,504
NRG Energy Inc.	81,005	2,716,098
OGE Energy Corp.	64,128	2,021,315
Pinnacle West Capital Corp.	35,947	2,767,559
PPL Corp.	227,426	5,781,169

		43,239,640

Electrical Equipment — 1.6%
Acuity Brands Inc.	12,734	1,102,637
Eaton Corp. PLC	133,630	11,158,105

		12,260,742

Electronic Equipment, Instruments & Components — 3.1%
Arrow Electronics Inc.(a)	26,547	1,670,337
CDW Corp./DE	46,307	5,130,816
Flex Ltd.(a)	164,046	1,601,089
FLIR Systems Inc.	43,475	1,886,815
Keysight Technologies Inc.(a)(b)	59,227	5,731,397
TE Connectivity Ltd.	107,490	7,896,215

		23,916,669

Equity Real Estate Investment Trusts (REITs) — 6.1%
AvalonBay Communities Inc.	44,688	7,281,910
Camden Property Trust	30,414	2,678,561
Duke Realty Corp.	113,327	3,932,447
Essex Property Trust Inc.	5,259	1,283,722
Healthpeak Properties Inc.	157,142	4,107,692
Host Hotels & Resorts Inc.	233,656	2,876,305
Kimco Realty Corp.	134,767	1,470,308
Medical Properties Trust Inc.	163,201	2,797,265
National Retail Properties Inc.	52,204	1,703,939
Public Storage	50,280	9,324,426
SL Green Realty Corp.	26,311	1,395,798
VEREIT Inc.	336,951	1,846,491
Vornado Realty Trust	55,011	2,410,582
WP Carey Inc.	52,391	3,446,280

		46,555,726

Food & Staples Retailing — 4.1%
Kroger Co. (The)	255,598	8,079,453
Walmart Inc.	189,629	23,049,405

		31,128,858

Food Products — 1.5%
Ingredion Inc.	21,393	1,737,112
JM Smucker Co. (The)	36,495	4,193,640
Tyson Foods Inc., Class A	94,287	5,863,709

		11,794,461

Gas Utilities — 0.7%
Atmos Energy Corp.	36,874	3,760,042
UGI Corp.	54,716	1,651,329

		5,411,371

Health Care Equipment & Supplies — 6.2%
Baxter International Inc.	155,196	13,778,301
Cooper Companies Inc. (The)	15,564	4,462,199
Edwards Lifesciences Corp.(a)	66,547	14,473,972
ResMed Inc.	45,968	7,139,750
Varian Medical Systems Inc.(a)	28,644	3,276,300

1

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
West Pharmaceutical Services Inc.(b)	23,599	$4,466,347

		47,596,869

Health Care Providers & Services — 2.2%
HCA Healthcare Inc.	86,406	9,494,291
Quest Diagnostics Inc.	43,091	4,744,750
Universal Health Services Inc., Class B	26,014	2,749,420

		16,988,461

Health Care Technology — 0.9%
Cerner Corp.(b)	101,879	7,069,384

Hotels, Restaurants & Leisure — 1.2%
Carnival Corp.(b)	121,761	1,936,000
Chipotle Mexican Grill Inc.(a)	8,429	7,405,298

		9,341,298

Household Durables — 1.5%
Garmin Ltd.	41,834	3,395,247
NVR Inc.(a)	1,113	3,450,300
PulteGroup Inc.(b)	83,448	2,359,075
Whirlpool Corp.	20,366	2,275,697

		11,480,319

Insurance — 4.1%
Alleghany Corp.	4,606	2,458,268
Arch Capital Group Ltd.(a)	43,064	1,034,828
Athene Holding Ltd., Class A(a)	38,525	1,040,175
Brown & Brown Inc.	76,527	2,748,084
Erie Indemnity Co., Class A, NVS	8,107	1,443,532
Everest Re Group Ltd.	13,046	2,258,654
Fidelity National Financial Inc.	87,875	2,377,019
Globe Life Inc.(b)	33,187	2,732,617
Hartford Financial Services Group Inc. (The)	115,696	4,395,291
Lincoln National Corp.	64,157	2,275,649
Loews Corp.(b)	87,089	3,018,505
Reinsurance Group of America Inc.	19,851	2,078,003
Unum Group	66,928	1,167,894
WR Berkley Corp.	46,922	2,533,788

		31,562,307

Interactive Media & Services — 1.0%
TripAdvisor Inc.	34,250	683,972
Twitter Inc.(a)	234,976	6,739,112

		7,423,084

Internet & Direct Marketing Retail — 1.2%
Amazon.com Inc.(a)	3,554	8,792,596

IT Services — 3.4%
Accenture PLC, Class A	4,177	773,539
Akamai Technologies Inc.(a)	52,788	5,157,915
Black Knight Inc.(a)	47,878	3,378,750
Booz Allen Hamilton Holding Corp.	44,872	3,295,400
EPAM Systems Inc.(a)(b)	17,550	3,876,619
Jack Henry & Associates Inc.	24,640	4,029,872
Mastercard Inc., Class A	21,144	5,813,966

		26,326,061

Life Sciences Tools & Services — 1.9%
Agilent Technologies Inc.	99,021	7,590,950
Bio-Rad Laboratories Inc., Class A(a)	7,117	3,132,192
Waters Corp.(a)	21,363	3,994,881

		14,718,023

Machinery — 1.3%
Cummins Inc.	47,151	7,709,188

Security	Shares	Value

Machinery (continued)
Snap-on Inc.	17,692	$2,305,091

		10,014,279

Media — 0.9%
Discovery Inc., Class A(a)	50,462	1,131,358
Discovery Inc., Class C, NVS(a)	119,509	2,439,179
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	52,314	1,782,338
News Corp., Class A, NVS(b)	123,123	1,220,149

		6,573,024

Metals & Mining — 0.7%
Nucor Corp.	96,400	3,970,716
Steel Dynamics Inc.	70,121	1,701,837

		5,672,553

Multi-Utilities — 1.8%
Ameren Corp.	78,653	5,722,006
Public Service Enterprise Group Inc.	159,449	8,085,659

		13,807,665

Multiline Retail — 2.5%
Kohl’s Corp.	51,703	954,437
Target Corp.	163,483	17,940,625

		18,895,062

Oil, Gas & Consumable Fuels — 2.3%
HollyFrontier Corp.	50,140	1,656,625
Phillips 66	102,006	7,463,779
Valero Energy Corp.	131,739	8,345,666

		17,466,070

Pharmaceuticals — 0.6%
Jazz Pharmaceuticals PLC(a)	18,147	2,000,707
Perrigo Co. PLC	41,412	2,207,259

		4,207,966

Professional Services — 0.4%
ManpowerGroup Inc.	19,093	1,417,464
Robert Half International Inc.	37,540	1,774,516

		3,191,980

Real Estate Management & Development — 0.8%
CBRE Group Inc., Class A(a)	102,238	4,389,078
Jones Lang LaSalle Inc.(b)	16,447	1,736,474

		6,125,552

Road & Rail — 1.2%
AMERCO	2,782	779,322
Kansas City Southern	31,845	4,157,365
Old Dominion Freight Line Inc.	30,702	4,460,693

		9,397,380

Semiconductors & Semiconductor Equipment — 7.4%
Intel Corp.	442,183	26,522,137
Micron Technology Inc.(a)	353,190	16,914,269
Qorvo Inc.(a)	37,687	3,694,457
Skyworks Solutions Inc.	54,940	5,707,167
Teradyne Inc.	54,382	3,401,050

		56,239,080

Software — 8.2%
ANSYS Inc.(a)	26,909	7,045,583
Cadence Design Systems Inc.(a)	89,640	7,272,493
Intuit Inc.	73,918	19,943,816
Microsoft Corp.	114,793	20,572,054
Synopsys Inc.(a)(b)	48,086	7,555,272

		62,389,218

2

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail — 1.7%
Best Buy Co. Inc.	76,904	$5,900,844
Gap Inc. (The)	71,826	583,227
Ross Stores Inc.	71,618	6,543,020

		13,027,091

Technology Hardware, Storage & Peripherals — 5.2%
Apple Inc.	78,484	23,058,599
Hewlett Packard Enterprise Co.	417,759	4,202,656
HP Inc.	474,177	7,354,485
Seagate Technology PLC	77,477	3,869,976
Xerox Holdings Corp.(a)	63,582	1,162,915

		39,648,631

Textiles, Apparel & Luxury Goods — 1.0%
Lululemon Athletica Inc.(a)	35,434	7,918,790

Trading Companies & Distributors — 1.2%
HD Supply Holdings Inc.(a)	54,548	1,618,985
United Rentals Inc.(a)	24,708	3,174,978
WW Grainger Inc.	14,839	4,089,331

		8,883,294

Total Common Stocks — 99.7% (Cost: $809,120,928)		762,374,105

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	17,396,061	$17,415,197
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(c)(d)	1,808,000	1,808,000

		19,223,197

Total Short-Term Investments — 2.5% (Cost: $19,203,018)		19,223,197

Total Investments in Securities — 102.2% (Cost: $828,323,946)		781,597,302

Other Assets, Less Liabilities — (2.2)%		(16,635,522)

Net Assets — 100.0%		$764,961,780

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,241,330	15,154,731	17,396,061	$17,415,197	$29,204	(b)	$(11,309)	$19,793
BlackRock Cash Funds: Treasury, SL Agency Shares	1,949,000	(141,000)	1,808,000	1,808,000	17,269		—	—

				$19,223,197	$46,473		$(11,309)	$19,793

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	11	06/19/20	$1,596	$132,973
S&P MidCap 400 E-Mini	5	06/19/20	821	100,868

				$233,841

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

3

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Edge MSCI Multifactor USA ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$762,374,105	$—	$—	$762,374,105
Money Market Funds	19,223,197	—	—	19,223,197

	$781,597,302	$—	$—	$781,597,302

Derivative financial instruments(a)
Assets
Futures Contracts	$233,841	$—	$—	$233,841

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4